Subsequent Events - Amendment of Senior Secured Credit Agreement (Details) - USD ($) $ in Millions	Jan. 25, 2023	Jan. 31, 2023	Dec. 02, 2021	Aug. 13, 2018
Senior secured credit agreement
Subsequent Events
Aggregate principal amount		$ 135
Senior secured credit agreement | Senior secured tranche B-3 term facility
Subsequent Events
Aggregate principal amount			$ 1,000
Senior secured credit agreement | Revolving credit facility
Subsequent Events
Aggregate principal amount				$ 50
Subsequent Events | SOFR
Subsequent Events
Floor (in percent)	1.00%
Subsequent Events | Senior secured tranche B-3 term facility | SOFR | Minimum
Subsequent Events
Basis spread (in percent)	5.25%
Subsequent Events | Senior secured tranche B-3 term facility | SOFR | Maximum
Subsequent Events
Basis spread (in percent)	6.75%
Subsequent Events | Revolving credit facility
Subsequent Events
Draw down borrowings	$ 50
Subsequent Events | Revolving credit facility | SOFR | Minimum
Subsequent Events
Basis spread (in percent)	4.75%
Subsequent Events | Revolving credit facility | SOFR | Maximum
Subsequent Events
Basis spread (in percent)	6.25%
Subsequent Events | Senior secured credit agreement
Subsequent Events
Aggregate principal amount	$ 135